MINING RIGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Mining Rigs [Abstract]
Beginning balance	$ 154,860		$ 138,636
Ending balance	251,377		154,860	$ 138,636
Addition to mining rigs amount transferred from inventories	16,700		0
Cost [Member]
Mining Rigs [Abstract]
Beginning balance	252,929		196,886	130,538
Additions	137,472		56,207	66,742
Disposals	(506)		(164)	(409)
Ending balance	391,246		252,929	196,886
Accumulated Depreciation [Member]
Mining Rigs [Abstract]
Beginning balance	(98,069)		(58,250)	(27,921)
Charge for the year	(42,120)		(39,899)	(30,438)
Disposals	316		80	109
Ending balance	(139,869)		(98,069)	(58,250)
Mining Asset [Member]
Mining Rigs [Abstract]
Beginning balance	63,477		27,703
Ending balance	67,324		63,477	27,703
Addition to mining rigs amount transferred from inventories	16,700
Mining Asset [Member] | Cost [Member]
Mining Rigs [Abstract]
Beginning balance	168,513		122,203	123,136
Additions	24,982	[1]	63,041	12,016
Disposals	(8,590)		(16,731)	(12,949)
Ending balance	184,905		168,513	122,203
Mining Asset [Member] | Accumulated Depreciation [Member]
Mining Rigs [Abstract]
Beginning balance	(104,935)		(94,399)	(76,561)
Charge for the year	(19,470)		(25,663)	(29,281)
Disposals	6,925		15,127	11,443
Ending balance	(117,480)		(104,935)	(94,399)
Mining Asset [Member] | Impairment [Member]
Mining Rigs [Abstract]
Beginning balance	(101)		(101)	(106)
Disposals	0		0	5
Ending balance	$ (101)		$ (101)	$ (101)

[1]	Approximately US$16.7 million of addition to mining rigs in the year ended December 31, 2024 was transferred from inventories.